Other liabilities - Balance sheet presentation (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Other Liabilities [Abstract]
Other current liabilities	$ 230	$ 285
Other non-current liabilities	114	120
Total Other Liabilities	$ 344	$ 405